Note 6 - Long-term Debt	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Long-term Debt [Text Block]
6.
Long-Term Debt

	2019	2018
	(In thousands)
Revolving credit facility, 4.00% and 3.35%, due through 2022	$155,278	$293,459
Farm Credit term loan, 4.77% and 4.48%, due 2022	99,906	99,871
Bluegrass tax exempt bonds, 3.19% and 3.11%, due 2033	10,000	9,983
Lease financing obligations, 2.62%, due through 2020	-	4,028
Secured promissory note, 6.35%, due through 2020	262	1,046
Economic development note, 2.00%, due through 2021	583	793
Other	216	216
Total	266,245	409,396
Less current portion	345	1,663
Long-term debt	$265,900	$407,733

See Note
5,
Revolving Credit Facility, for discussion of the Revolver.

On
December 9, 2016,
the Company entered into a
$100.0
million unsecured term loan payable to Farm Credit East, ACA, with a variable interest rate. The maturity date for this term loan is
December 9, 2021.
The Company incurred financing costs totaling
$0.2
million which have been classified as a discount to the debt. This agreement contains certain covenants, including interest coverage ratio. On
May 9, 2019,
the Company entered into an amendment with waiver to the agreement to replace the interest coverage ratio financial covenant with a minimum EBITDA covenant. The first
measurement of the minimum EBITDA covenant will be for the quarter ending on
September 28, 2019
at which time the interest coverage ratio will
no
longer apply. In the meantime, the Company needs to maintain at least
$175.0
million of excess undrawn availability from its revolver facility at
March 31, 2019
and
June 29, 2019
to be in compliance with the agreement. As of
March 31, 2019,
the Company has maintained at least
$175.0
million of excess undrawn availability from its revolver facility.

The Company assumed a tax-exempt bond with the Truitt acquisition on
April 3, 2017.
At
March 31, 2019,
the total outstanding of this bond is
$10.0
million. The bond has a variable interest rate with a maturity date of
October 1, 2032.

The Company’s debt agreements, including the Revolver and term loan, contain covenants that restrict the Company’s ability to incur additional indebtedness, pay dividends on the Company’s capital stock, make other restricted payments, including investments, sell the Company’s assets, incur liens, transfer all or substantially all of the Company’s assets and enter into consolidations or mergers. The Company’s debt agreements also require the Company to meet certain financial covenants, including a minimum fixed charge coverage ratio, a minimum EBITDA and minimum tangible net worth. The Revolver also contains borrowing base requirements related to accounts receivable and inventories. These financial requirements and ratios generally become more restrictive over time and are subject to allowances for seasonal fluctuations. The most restrictive financial covenant in the debt agreements is the EBITDA within the Farm Credit term loan which for fiscal year end
2020
will need to be greater than
$45
million. The Company computes its financial covenants as if the Company were on the FIFO method of inventory accounting. The Company has met all such financial covenants as of
March 31, 2019.

The Company's debt agreements limit the payment of dividends and other distributions. There is an annual total distribution limitation of
$50,000,
less aggregate annual dividend payments totaling
$23,000
that the Company presently pays on
two
outstanding classes of preferred stock.

The carrying value of assets pledged for secured debt, including the Revolver, is
$633.2
million.

Debt repayment requirements for the next
five
fiscal years are (in thousands):

Years ending March 31:
2020	$345
2021	500
2022	255,184
2023	-
2024	-
Thereafter	10,216
Total	$266,245